CLOUD INFRASTRUCTURE CONSTRUCTION IN PROGRESS	12 Months Ended
Dec. 31, 2021
CLOUD INFRASTRUCTURE CONSTRUCTION IN PROGRESS
CLOUD INFRASTRUCTURE CONSTRUCTION IN PROGRESS

10.    CLOUD INFRASTRUCTURE CONSTRUCTION IN PROGRESS

	December 31,
	2020	2021
	RMB’000	RMB’000	US$’000
Cloud infrastructure construction in progress	289,788	157,083	24,650

As of December 31, 2017, the Group capitalized direct costs of RMB416,352,000 that were directly attributable to the development of the cloud infrastructure.

During the year ended December 31, 2018, additional costs of RMB333,286,000 was capitalized for buildings completed. Costs of other completed buildings in the aggregate of RMB265,152,000 and costs of other completed equipment in the aggregate of RMB104,078,000 were transferred to property and equipment; RMB91,128,000 was transferred to other non-current assets.

As of December 31, 2018, the remaining RMB289,280,000 capitalized to date for construction in progress was re-designated as cloud infrastructure construction in progress.

During the year ended December 31, 2019, additional cost of RMB12,637,000 was capitalized for buildings completed, and among which RMB 9,278,000 was transferred to property and equipment.

During the year ended December 31, 2020, cost reduction of RMB25,960,000 (US$3,979,000) was capitalized for buildings completed, and among which RMB 28,811,000 (US$4,415,000) was transferred to property and equipment.

10.    CLOUD INFRASTRUCTURE CONSTRUCTION IN PROGRESS (CONTINUED)

During the year ended December 31, 2021, reduced cost of RMB12,045,000 (US$1,890,000) was capitalized for buildings completed, among which RMB 12,578,000 (US$1,974,000) was written off from property and equipment, and among which RMB 133,238,000 (US$20,908,000) was transferred to assert hold for sale.

All the cloud infrastructure construction in progress were pledged by the Group to secure borrowings (Note 12(b)) as of December 31, 2020 and the IDC buildings (1#) were pledged by the Group to secure borrowings (Note 12(b)) as of December 31, 2021. The cloud infrastructure was sealed up by court due to litigations. (Note 25).